CONSOLIDATED STATEMENTS OF STOCKHOLDERS'DEFICIT AND COMPREHENSIVE INCOME - USD ($)		Common stock [Member]		Additional paid-in capital [Member]	Other comprehensive income [Member]	Accumulated deficit during the development stage [Member]	Total
Balance at Dec. 31, 2016		$ 148		$ 1,473,060		$ (1,827,188)	$ (353,980)
Balance, shares at Dec. 31, 2016	[1]	1,476,448
Issuance of common stock		$ 1,777		157,890			159,667
Issuance of common stock, Shares	[1]	17,776,000
Exchange reserve					(388)		(388)
Net Income /(Loss)			[1]			(924,556)	(924,556)
Balance at Dec. 31, 2017		$ 1,925		1,630,950	(388)	(2,751,744)	$ (1,119,257)
Balance, shares at Dec. 31, 2017		19,252,448	[1]				19,252,448
Issuance of common stock		$ 103		40,897			$ 41,000
Issuance of common stock, Shares	[1]	1,025,000
Exchange reserve					953		953
Net Income /(Loss)			[1]			(43,374)	(43,374)
Balance at Sep. 30, 2018		$ 2,028		$ 1,671,847	$ 565	$ (2,795,118)	$ (1,120,678)
Balance, shares at Sep. 30, 2018		20,277,448	[1]				20,277,448

[1]	All shares outstanding for all periods have been retroactively restated to reflect ZZLL's 1-for-50 reverse stock split, which was effective on October 5, 2017.